Consolidated Balance Sheet - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Current assets
Cash and cash equivalents	$ 13,426	$ 15,613
Trade and other receivables	3,364	3,462
Other financial assets	84	87
Inventories	4,101	3,840
Current tax assets	366	124
Other	130	247
Total current assets	21,471	23,373
Non-current assets
Trade and other receivables	267	313
Other financial assets	2,522	1,303
Inventories	1,221	768
Property, plant and equipment	72,362	68,041
Intangible assets	624	675
Investments accounted for using the equity method	2,585	2,569
Deferred tax assets	3,688	3,764
Other	43	55
Total non-current assets	83,312	77,488
Total assets	104,783	100,861
Current liabilities
Trade and other payables	5,767	6,717
Interest bearing liabilities	5,012	1,661
Other financial liabilities	225	127
Current tax payable	913	1,546
Provisions	2,810	2,175
Deferred income	97	113
Total current liabilities	14,824	12,339
Non-current liabilities
Trade and other payables	1	5
Interest bearing liabilities	22,036	23,167
Other financial liabilities	1,414	896
Non-current tax payable	109	187
Deferred tax liabilities	2,758	3,234
Provisions	11,185	8,928
Deferred income	210	281
Total non-current liabilities	37,713	36,698
Total liabilities	52,537	49,037
Net assets	52,246	51,824
EQUITY
Treasury shares	(5)	(32)
Reserves	2,306	2,285
Retained earnings	43,467	42,819
Total equity attributable to BHP shareholders	47,936	47,240
Non-controlling interests	4,310	4,584
Total equity	52,246	51,824
BHP Group Limited [member]
EQUITY
Share capital	1,111	1,111
BHP Group Plc [member]
EQUITY
Share capital	$ 1,057	$ 1,057